Earnings Per Share (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Securities excluded from the computation of diluted net earnings per share (in shares)	0	0	0	0
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	$ 245,403	¥ 1,589,665	¥ 841,286	¥ 321,220
Common Class A and B shares
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share | ¥		1,589,665	841,286	321,220
Net earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share | ¥		¥ 1,589,665	¥ 841,286	¥ 321,220
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	115,736,092	115,736,092	113,310,682	108,962,637
Dilutive employee share options and non-vested ordinary shares	4,431,971	4,431,971	6,916,902	6,532,536
Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	120,168,063	120,168,063	120,227,584	115,495,173
Basic earnings per Class A and Class B ordinary shares (in dollars per share) | ¥ / shares		¥ 13.74	¥ 7.42	¥ 2.95
Diluted earnings per Class A and Class B ordinary shares (in dollars per share) | ¥ / shares		¥ 13.23	¥ 7.00	¥ 2.78